Derivative liabilities (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Derivative liability	$ 40,400,000	$ 0	$ 750,000	$ 749,600
Derivative deemed dividend	$ 32,800,000
Maximum [Member]
Cash maximum		$ 750,000